Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	ASPEN GROUP, INC.
Entity Central Index Key	0001487198
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31

PRO FORMA COMBINED BALANCE SHEET (USD $)	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 778,091	[1]
Accounts receivable	847,234
Accounts receivable, secured - related party	772,793
Receivable from stockholder, secured - related party	2,209,960
Note receivable from officer, secured - related party	150,000
Prepaid expenses and other current assets	103,478
Total current assets	4,861,556
Property and equipment, net	129,944
Intangible assets, net	1,236,996
Other assets	6,559
Total assets	6,235,055
Liabilities and Stockholders’ Equity (Deficiency)
Accounts payable	1,097,732
Accrued expenses	167,706
Deferred revenue	835,694
Notes payable, current portion	26,383	[1]
Deferred rent, current portion	4,291
Total current liabilities	2,131,806
Line of credit	233,215
Loans payable	200,491
Notes payable	8,768
Deferred rent	21,274
Total liabilities	2,595,554
Temporary equity:
Series A preferred stock	0	[2]
Series D preferred stock	0	[2]
Series E preferred stock	0	[2]
Total temporary equity	0
Stockholders’ equity (deficiency):
Series C preferred stock	0	[2]
Series B preferred stock	0	[2]
Common stock	35,275	[3]
Additional paid-in capital	6,754,519	[3]
Accumulated deficit	(3,150,293)
Total stockholders’ equity (deficiency)	3,639,501
Total liabilities and stockholders’ equity (deficiency)	$ 6,235,055

[1]	On December 12, 2011, subsequent to the historical balance sheet date presented and prior to the reverse merger, AGI received $10,000 of proceeds in exchange for a convertible promissory note payable.
[2]	Upon closing of reverse merger, all series of AUI preferred shares were automatically converted to 13,677,274 common shares.
[3]	On February 14, 2012, AGI completed a 1-for-2.5 reverse split whereby each 2.5 issued and outstanding shares of AGI common stock, par value of $0.0001 per share were converted into 1 share of AGI (leaving 48,960,000 common shares).

PRO FORMA COMBINED STATEMENT OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011
Pro Forma Combined Statement Of Operations
Revenues	$ 4,477,931
Costs and expenses:
Instructional costs and services	2,493,341
Marketing and promotional	1,181,558
General and administrative	2,654,612
Depreciation and amortization	264,082
Total costs and expenses	6,593,593
Operating loss	(2,115,662)
Other income (expense):
Interest income	2,656
Interest expense	(28,028)
Total other expense	(25,372)
Loss before income taxes	(2,141,034)
Income tax expense (benefit)	0
Net loss	(2,141,034)
Cumulative preferred stock dividends	(87,326)
Net loss allocable to common stockholders	$ (2,228,360)
Loss per share:
Basic and diluted	$ (0.07)	[1],[2]
Weighted average number of common shares outstanding:
Basic and diluted	32,788,573	[1],[2]

[1]	Pro forma basic and diluted loss per common share is based on the weighted average number of common shares which would have been outstanding during the period if the recapitalization had occurred at January 1, 2011, and reflects the exchange of the Series A through Series E preferred stock as well as the common stock of AUI for common stock of AGI. The shares of preferred stock have been included in the calculation of basic and diluted loss per common share as if they had been converted to common shares on the date issued.
[2]	Pro forma weighted average shares include the retention of 9,760,000 shares of common stock by prior shareholders of AGI as if such shares were issued on January 1, 2011. In computing pro forma diluted net loss per share, no effect has been given to common shares issuable upon conversion of the $20,000 of convertible notes as the effect would be anti-dilutive. Such convertible notes are convertible at a conversion price equal to the next equity offering of the Company.